Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

Intangible assets, consists of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
At cost:
Trademark	50,102	49,875	7,026
Patent	122	122	17
Copyright	172	214	30
Software	9,985	9,993	1,407
License acquired	371,700	371,700	52,353
Total	432,081	431,904	60,833
Less: accumulated amortization	(13,026)	(19,750)	(2,782)
Intangible assets, net	419,055	412,154	58,051

For the years ended December 31, 2021, 2022 and 2023, amortization expense was RMB4,090, RMB7,038 and RMB6,964 (US$981), respectively.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:

	Amortization	Amortization
Twelve months ending December 31,	RMB	US$
2024	6,967	981
2025	6,440	907
2026	5,695	802
2027	5,072	714
2028	5,051	711
Thereafter	11,394	1,605
Total	40,619	5,720